170 Van Voorhis Road

Pittsford, New York 14534

585-387-9000

Via EDGAR

August 19, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:

Nysa Series Trust

Investment Company Act File No: 811-07963

Post-Effective Amendment No. 23-24

Ladies and Gentlemen:

On behalf of Nysa Series Trust (“Registrant”), we are transmitting the following documents which comprise Amendment No. 23-24 to Registrant’s Registration Statement on Form N-1A for filing under Rule 485(a):  Form N-1A Cover Page, Part A (Prospectus), Part B (Statement of Additional Information), Part C (Other Information) which includes the Exhibit Index and Exhibits J (Consent of Sanville and Company) and P (Code of Ethics), and Conformed Signature Page.

We are also transmitting Registrant’s Request for Acceleration of Amendment No. 23-24, and the Request for Acceleration of Amendment No. 23-24 on Pinnacle Investments, LLC (Principal Underwriter).  The Requests for Acceleration seek effectiveness of Amendment No. 23-24 on August 20, 2013 Eastern Time, or as soon thereafter as practicable.  Please confirm that an Order of Effectiveness has been granted to me via facsimile transmission at 585-383-1303.

If questions arise in connection with this filing, please contact me directly at 585-387-9000.

Sincerely,

Patricia C. Foster, Esq. PLLC

By:  /S/Patricia C. Foster

       Patricia C. Foster

CC:

Nysa Series Trust

            Sanville & Company